                                                          FILE NUMBER 028-00568

                                   FORM 13 F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

        Report for the Calendar Year or Quarter Ended December 31, 2003
                     If amended report check here: ______

Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President (301) 493-4600

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 12th day of February, 2004.


                                              By: /s/  William M Lane
                                                  ------------------------------
                                                  William M Lane, Vice President
                                                  for Robert E. Torray & Co.
                                                  Inc.

 December 31, 2003         Form 13F - Robert E. Torray & Co. Inc.

        Item 1                                                             Item 6            Item 7             Item 8
                         Item 2   Item 3     Item 4     Item 5             Invest                          Voting Authority
                         Title    CUSIP    Fair Market  Total    --------------------------          -----------------------------
Name of Issuer          of Class  Number      Value     Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b)Shared  (c)None
--------------          -------- --------- ----------- --------- ------- --------- -------- -------- --------- --------- ---------
Abbott Laboratories....  common  002824100 104,631,446 2,245,310    X                         All    2,245,310
                                            39,817,044   854,443    X                         All                          854,443

Agilent Technologies...  common  00846U101  43,147,421 1,475,630    X                         All    1,475,630

                                            18,326,316   626,755    X                         All                          626,755

Ambac Financial Group,
  Inc..................  common  023139108  83,261,061 1,199,900    X                         All    1,199,900

                                            30,906,306   445,400    X                         All                          445,400

American Express
  Company..............  common  025816109  61,984,231 1,285,180    X                         All    1,285,180

                                            27,349,400   567,062    X                         All                          567,062

American International
  Group, Inc...........  common  026874107  62,931,535   949,480    X                         All      949,480

                                            30,208,634   455,773    X                         All                          455,773

Amgen, Inc.............  common  031162100  78,188,448 1,265,390    X                         All    1,265,390

                                            36,509,857   590,870    X                         All                          590,870

Anheuser-Busch
  Companies Inc........  common  035229103  70,512,180 1,338,500    X                         All    1,338,500

                                            27,088,056   514,200    X                         All                          514,200

Automatic Data
  Processing, Inc......  common  053015103 106,356,415 2,685,090    X                         All    2,685,090

                                            37,531,386   947,523    X                         All                          947,523

Bank of America
  Corporation..........  common  060505104  48,482,400   602,790    X                         All      602,790

                                            20,746,516   257,945    X                         All                          257,945

Bank One Corporation...  common  06423A103  69,735,103 1,529,614    X                         All    1,529,614

                                            30,164,533   661,648    X                         All                          661,648

Boston Scientific
  Corporation..........  common  101137107  52,055,101 1,416,080    X                         All    1,416,080

                                            19,982,295   543,588    X                         All                          543,588

Bristol-Myers Squibb
  Company..............  common  110122108  58,213,012 2,035,420    X                         All    2,035,420

                                            14,407,050   503,743    X                         All                          503,743

Cardinal Health Inc....  common  14149Y108  80,972,782 1,323,950    X                         All    1,323,950

                                            31,185,484   509,900    X                         All                          509,900

Charter One Financial..  common  160903100  71,706,452 2,075,440    X                         All    2,075,440

                                            30,350,240   878,444    X                         All                          878,444

Clear Channel
  Communications,
  Inc..................  common  184502102 106,741,024 2,279,330    X                         All    2,279,330

                                            37,844,306   808,121    X                         All                          808,121

Disney Company, The
  Walt.................  common  254687106  86,901,684 3,724,890    X                         All    3,724,890

                                            30,614,443 1,312,235    X                         All                        1,312,235

Echostar Corporation...  common  278262109  40,530,016 1,192,410    X                         All    1,192,410

                                            15,533,430   457,000    X                         All                          457,000

Emerson Electric
  Company..............  common  291011104  59,303,231   915,880    X                         All      915,880

                                            27,690,338   427,650    X                         All                          427,650

First Data Corporation.  common  319963104  54,413,433 1,324,250    X                         All    1,324,250

                                            19,604,039   477,100    X                         All                          477,100

Franklin Resources
  Inc..................  common  354613101 106,164,397 2,039,270    X                         All    2,039,270

                                            39,345,178   755,766    X                         All                          755,766

Gannett Co., Inc.......  common  364730101  72,649,351   814,820    X                         All      814,820

                                            31,888,876   357,659    X                         All                          357,659

Hewlett-Packard
  Company..............  common  428236103  69,509,747 3,026,110    X                         All    3,026,110

                                            22,926,357   998,100    X                         All                          998,100

Honeywell International
  Inc..................  common  438516106  79,312,675 2,372,500    X                         All    2,372,500

 December 31, 2003         Form 13F - Robert E. Torray & Co. Inc.

        Item 1                                                               Item 6            Item 7             Item 8
                         Item 2   Item 3      Item 4      Item 5             Invest                          Voting Authority
                         Title    CUSIP     Fair Market   Total    --------------------------          -----------------------------
Name of Issuer          of Class  Number       Value      Shares   (a)Sole (b)Shared (c)Other Managers (a) Sole  (b)Shared  (c)None
--------------          -------- --------- ------------- --------- ------- --------- -------- -------- --------- --------- ---------
                                              31,851,201   952,773    X                         All                          952,773

Hughes Electronics
  Corporation..........  common  444418107    32,965,577 1,991,878    X                         All    1,991,878

                                              10,099,626   610,249    X                         All                          610,249

Illinois Tool Works
  Inc..................  common  452308109   145,316,178 1,731,810    X                         All    1,731,810

                                              53,657,760   639,468    X                         All                          639,468

Int'l Business Machines
  Corporation..........  common  459200101    39,182,324   422,770    X                         All      422,770

                                              16,670,352   179,870    X                         All                          179,870

J.P. Morgan Chase &
  Co...................  common  46625H100    75,144,070 2,045,850    X                         All    2,045,850

                                              29,417,204   800,904    X                         All                          800,904

Johnson & Johnson......  common  478160104    50,317,873   974,020    X                         All      974,020

                                              19,008,607   367,956    X                         All                          367,956

Kimberly-Clark
  Corporation..........  common  494368103   104,452,212 1,767,680    X                         All    1,767,680

                                              39,428,098   667,255    X                         All                          667,255

Markel Corporation.....  common  570535104    87,084,995   343,517    X                         All      343,517

                                              19,283,491    76,066    X                         All                           76,066

Merck & Co., Inc.......  common  589331107    52,801,980 1,142,900    X                         All    1,142,900

                                              16,636,620   360,100    X                         All                          360,100

Pfizer Inc.............  common  717081103    64,678,808 1,830,705    X                         All    1,830,705

                                              20,778,774   588,134    X                         All                          588,134

Procter & Gamble
  Company..............  common  742718109    62,381,053   624,560    X                         All      624,560

                                              25,731,485   257,624    X                         All                          257,624

SBC Communications,
  Inc..................  common  78387G103    68,477,548 2,626,680    X                         All    2,626,680

                                              26,421,945 1,013,500    X                         All                        1,013,500

Sun Microsystems
  Inc..................  common  866810104    15,558,282 3,480,600    X                         All    3,480,600

                                               8,210,152 1,836,723    X                         All                        1,836,723

Tribune Company........  common  896047107    94,579,704 1,832,940    X                         All    1,832,940

                                              33,833,501   655,688    X                         All                          655,688

United Technologies
  Corporation..........  common  913017109   122,265,620 1,290,130    X                         All    1,290,130

                                              47,975,133   506,227    X                         All                          506,227

Wyeth..................  common  983024100    41,258,005   971,920    X                         All      971,920

                                              15,100,314   355,720    X                         All                          355,720

                                           -------------
                                           3,758,291,721
                                           =============